Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 31, 2011
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The DSM Large Cap Growth Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund currently defines a "large cap company" as one that has a market capitalization of more than $5 billion. The Fund may also invest up to
20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to, American Depositary Receipts or similar securities. The Fund's portfolio generally will contain 25-35 stocks. The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which exhibit certain quality characteristics. For instance, the
Advisor selects companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements. Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the average S&P 500®
business. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

o  General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated;

o  Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

o  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value;

o  Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor;

o  Foreign Securities Risk. Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

o  Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of one company and therefore it may be more sensitive to market changes than a diversified fund;

o  Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors;

o  Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly; and

o  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of one company and therefore it may be more sensitive to market changes than a diversified fund;
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, the Retail Class has not commenced operations. For that reason, the performance information below is that of the Fund's Institutional Class. The bar chart below illustrates how the
Fund's total returns have varied since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.dsmfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return as of September 30, 2011 was -10.91%.

                    Highest Quarterly Return: 3Q, 2010 17.10%

                    Lowest Quarterly Return:  2Q, 2010 -10.67%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
As of the date of this Prospectus, the Retail Class has not commenced operations.
Performance shown above reflects the performance of the Institutional Class shares.
Returns for the Retail Class shares and the Indexes shown in the Since Inception column are as of the Institutional Class shares' inception date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.67%)
DSM Large Cap Growth Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2009
DSM Large Cap Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2009
DSM Large Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Annual Return 2010	rr_AnnualReturn2010	22.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2009
DSM Large Cap Growth Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2009
DSM Large Cap Growth Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2009

[1]	Other expenses and acquired fund fees and expenses are estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.35% for the Retail Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.